Credit Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable, Commitments to Purchase or Sell	$ 22,329,407	$ 20,146,130
Letter of Credit [Member]
Loans and Leases Receivable, Commitments to Purchase or Sell	1,281,848	1,408,460
Unused lines of Credit [Member]
Loans and Leases Receivable, Commitments to Purchase or Sell	30,527,535	36,539,067
Construction Loans [Member] | Loan Origination Commitments [Member]
Loans and Leases Receivable, Commitments to Purchase or Sell	250,000	0
Commercial Loan [Member] | Loan Origination Commitments [Member]
Loans and Leases Receivable, Commitments to Purchase or Sell	1,050,000	482,000
Commercial Real Estate [Member] | Loan Origination Commitments [Member]
Loans and Leases Receivable, Commitments to Purchase or Sell	17,134,718	14,898,000
Residential Portfolio Segment [Member] | Loan Origination Commitments [Member]
Loans and Leases Receivable, Commitments to Purchase or Sell	3,894,689	4,766,130
Home Equity Loan [Member] | Unused lines of Credit [Member]
Loans and Leases Receivable, Commitments to Purchase or Sell	3,345,309	3,307,863
Commercial lines [Member] | Unused lines of Credit [Member]
Loans and Leases Receivable, Commitments to Purchase or Sell	$ 27,182,226	$ 33,231,204